Allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
Schedule of movements in the allowance for credit losses
Movements in the allowance for credit losses during the six months ended June 30, 2022 and 2021 were as follows:

	Six Months Ended June 30,
	2022				2021
	Investment in finance leases	Notes receivable	Loans receivable	Total	Total
Allowance for credit losses at beginning of period	$71,292	$40,964	$5,291	$117,547	$67,153
Current period provision for expected credit losses	26,586	51,287	(2,102)	75,771	16,954
Write-offs charged against the allowance	(31,949)	(36,222)	—	(68,171)	—
Allowance for credit losses at end of period	$65,929	$56,029	$3,189	$125,147	$84,107